INCOME TAXES	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

15. INCOME TAXES

The following table presents the components of the six months ended June 30, 2024 and 2023 provision for income taxes:

	June 30,
	2024	2023
	(in thousands)
Current	$1,812	$522
Deferred	(116)	124
Total income tax expense	$1,696	$646

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(Continued)

The Company’s effective tax rate was -16% and -8% for the six months ended June 30, 2024, and 2023, respectively. The effective tax rate was lower than the Moroccan statutory rate primarily due to unrecognized tax losses and the minimum contribution due to the Moroccan tax authorities levied on turnover and other specific revenue.

During the six months ended as of June 30, 2024, and the year ended December 31, 2023, the Company has $45,199 and $37,228, respectively, as cumulative net operating losses of which $26,475 and $23,546 that begin to expire within four years, respectively.

In assessing the realizability of these deferred tax assets, management considers whether it is more-likely-than-not that some portion or all the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those periods in which temporary differences become deductible and/or net operating loss carryforwards can be utilized. The Company considers the level of historical taxable income, scheduled reversal of temporary differences, tax planning strategies, and projected future taxable income in determining whether a valuation allowance is warranted.

As of each reporting date, we consider existing evidence, both positive and negative, that could impact our view with regard to future realization of deferred tax assets. We continue to believe it is more likely than not that the benefit for certain net operating loss carryforwards will not be realized. In recognition of this risk, we continue to provide a valuation allowance on the deferred tax assets in the amount of $5,993 and $5,172 as of June 30, 2024 and December 31, 2023, respectively. These allowance amounts correspond mainly to the carryforward losses that are not indefinite.